Inventories - Additional Information (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Classes of current inventories [abstract]
Changes in inventories recognized as expense	₨ 278	₨ 150
Purchases of traded goods recognized as expense	₨ 3,832	₨ 6,494